Drilling units (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of drilling units
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
	(As adjusted)	(As adjusted)	(As adjusted)
January 1, 2020	6,624	(605)	6,019
Additions	136	—	136
Depreciation	—	(313)	(313)
Impairment	(4,087)	—	(4,087)

December 31, 2020	2,673	(918)	1,755
Additions	84	—	84
Depreciation	—	(119)	(119)
Impairment (1)	(152)	—	(152)
Disposal (2)	(364)	227	(137)

December 31, 2021 (1)(2)	2,241	(810)	1,431

(1)
In June 2021 we recorded an impairment of $152 million (December 31, 2020: $4.1 billion) which was reported within “Loss on impairment of long-lived assets” on our Consolidated Statement of Operations. Please refer to Note 11 – “Loss on impairment of long-lived assets” for further details.

(2)	In August, 2021, the lease agreement with SFL for the West Hercules was amended such that the rig was derecognized from drilling units and replaced with a right of use asset within other assets.